RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 0	$ 13,016	$ 122,041	$ 150,732
Sales to Mega Media Investment Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties			33,004	0
Sales to Chunghwa Wideband Best Network Co., Ltd. [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	0	10,099	20,123	150,732
Sales to Chunghwa United International Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 0	$ 2,917	2,906	0
Sales to Jin Hao Kang Marketing Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties			$ 66,008	$ 0